Fair Value Measurements - Significant Unobservable Inputs in Level 3 Instrument Valuations (Detail) - Valued using models (without observable inputs) [member] $ in Millions	3 Months Ended
	Jan. 31, 2025 CAD ($)
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 5,202
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	5	[1]
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	22	[1]
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,363
Other assets [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Capitalization rate range of input values	2.00%	[1]
Other assets [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Capitalization rate range of input values	8.00%	[1]

[1]	The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.